Shareholders' Equity (Deficiency) and Redeemable Convertible Preferred Shares (Details) - Schedule of the company’s option activity - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of the company’s option activity [Abstract]
Number of options, beginning balance	30,834,504	27,377,797
Weighted- average exercise price, beginning balance	$ 2.724	$ 3.033
Weighted- average remaining contractual term (in years), beginning balance	8 years 1 month 20 days	8 years 7 months 2 days
Number of options, Granted	70,678	9,909,539
Weighted- average exercise price, Granted	$ 5.036	$ 2.215
Number of options, exercised	2,626,573	693,101
Weighted- average exercise price, exercised	$ 2.661	$ 2.238
Number of options, forfeited	2,790,712	5,759,731
Weighted- average exercise price, forfeited	$ 2.874	$ 3.485
Number of options, ending balance	25,487,897	30,834,504
Weighted- average exercise price, ending balance	$ 2.837	$ 2.724
Weighted- average remaining contractual term (in years), ending balance	7 years 10 days	8 years 1 month 20 days
Number of options, exercisable	16,158,817	13,828,828
Weighted- average exercise price, exercisable	$ 2.643	$ 2.618
Weighted- average remaining contractual term (in years), exercisable	6 years 5 months 12 days	5 years 8 months 12 days